Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2017
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Investments accounted for using the equity method
15.	Investments accounted for using the equity method

The tables below provide summarised financial information for the Group’s associate. The information disclosed reflects the amounts presented in the financial statement of the associate and not the Group’s share of those amounts. They have been amended to reflect adjustments made by the Group when using the equity method, including modifications for differences in accounting policy. (The summarised financial information is presented in USD):

	Ownership	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Non-controlling interest	Equity attributable to the parent	Total liabilities and equity
31 December 2015
Fintur (associate)	41.45%	770,402	923,237	1,693,639	316,504	482,668	189,441	705,026	1,693,639

	Revenue	Profit for the year*	Other comprehensive loss for the year (*)	Total comprehensive loss for the year (*)
2015
Fintur (associate)	1,325,535	327,194	(592,741)	(265,547)

(*)	Attributable to the parent.

Reconciliation of the summarized financial information to the carrying amount in the consolidated financial statements:

2015
Net assets of Fintur	2,049,934
The Group’s share	849,697
Goodwill	132,242

Carrying amount	981,939

As at 1 October 2016, Fintur has been classified as asset held for sale and reported as a discontinued operation (Note 16).